Consumptive Biological Assets (Tables)	12 Months Ended
Dec. 31, 2023
Consumptive Biological Assets [Abstract]
Schedule of Breakdown of Consumptive Biological Assets	The following is the breakdown of consumptive biological assets
	December 31,	December 31,
	2023	2022
Consumptive biological assets	$195,359	$-